CONSOLIDATED STATEMENTS OF EARNINGS - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Revenues
Commodity sales	CAD 5,975	CAD 7,484	CAD 11,206	CAD 15,490
Gas distribution sales	528	598	2,119	1,709
Transportation and other services	2,128	1,944	3,235	3,348
Total revenues	8,631	10,026	16,560	20,547
Expenses
Commodity costs	5,799	7,386	10,841	15,119
Gas distribution costs	300	337	1,664	1,183
Operating and administrative	928	814	1,919	1,559
Depreciation and amortization	485	393	959	759
Environmental costs, net of recoveries	7	36	(4)	41
Goodwill impairment (Note 6)	440		440
Total expenses	7,959	8,966	15,819	18,661
Total operating income	672	1,060	741	1,886
Income from equity investments	109	65	242	179
Other income/(expense)	158	215	(299)	77
Interest expense	(284)	(231)	(535)	(469)
Earnings from continuing operations before income taxes	655	1,109	149	1,673
Income taxes recovery/(expense) (Note 12)	(232)	(276)	53	(393)
Earnings from continuing operations	423	833	202	1,280
Discontinued operations (Note 4)
Earnings from discontinued operations before income taxes				73
Income taxes from discontinued operations				(27)
Earnings from discontinued operations				46
Earnings	423	833	202	1,326
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	224	(18)	134	(66)
Earnings attributable to Enbridge Inc.	647	815	336	1,260
Preference share dividends	(70)	(59)	(142)	(114)
Earnings attributable to Enbridge Inc. common shareholders	577	756	194	1,146
Earnings attributable to Enbridge Inc. common shareholders
Earnings from continuing operations	577	756	194	1,100
Earnings from discontinued operations, net of tax				46
Earnings attributable to Enbridge Inc. common shareholders	CAD 577	CAD 756	CAD 194	CAD 1,146
Earnings per common share attributable to Enbridge Inc. common shareholders (Note 8)
Continuing operations (in Canadian dollars per share)	CAD 0.68	CAD 0.92	CAD 0.23	CAD 1.34
Discontinued operations (in Canadian dollars per share)				0.05
Total earnings per common share (in Canadian dollars per share)	0.68	0.92	0.23	1.39
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (Note 8)
Continuing operations (in Canadian dollars per share)	0.67	0.91	0.23	1.33
Discontinued operations (in Canadian dollars per share)				0.05
Total diluted earnings per common share (in Canadian dollars per share)	CAD 0.67	CAD 0.91	CAD 0.23	CAD 1.38